Earnings/(Loss) per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings/(Loss) per share [Abstract]
Schedule of Basic Earnings/(loss) Per Ordinary Share	Basic earnings/(loss) per ordinary share
	June 30, 2025	June 30, 2024
Loss attributable to equity holders of the parent (USD)	(2,698,349)	(83,227,664)
Weighted average number of ordinary shares outstanding	21,327,560	11,979,363
Basic loss per ordinary share (USD)	(0.13)	(6.95)